THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 100.2%	Shares	Value
Communications - 20.0%
Internet Media & Services - 20.0%
Alphabet, Inc. - Class A (a)	65,500	$ 10,662,090
Alphabet, Inc. - Class C (a)	26,350	4,338,264
Meta Platforms, Inc. - Class A	62,000	26,670,540
		41,670,894
Consumer Discretionary - 11.5%
E-Commerce Discretionary - 9.0%
Amazon.com, Inc. (a)	94,500	16,537,500
MercadoLibre, Inc. (a)	1,500	2,188,050
		18,725,550
Retail - Discretionary - 2.5%
Lowe's Companies, Inc.	8,500	1,937,915
RH (a)	4,000	988,200
Williams-Sonoma, Inc.	8,000	2,294,240
		5,220,355
Consumer Staples - 2.9%
Household Products - 1.2%
Church & Dwight Company, Inc.	22,000	2,373,580

Retail - Consumer Staples - 1.7%
Costco Wholesale Corporation	5,000	3,614,500

Financials - 3.9%
Institutional Financial Services - 2.6%
Intercontinental Exchange, Inc.	30,000	3,862,800
Nu Holdings Ltd. - Class A (a)	150,000	1,629,000
		5,491,800
Specialty Finance - 1.3%
American Express Company	11,000	2,574,330

Health Care - 7.1%
Health Care Facilities & Services - 1.1%
Charles River Laboratories International, Inc. (a)	10,000	2,290,000

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Health Care - 7.1% (Continued)
Medical Equipment & Devices - 6.0%
Intuitive Surgical, Inc. (a)	27,000	$ 10,006,740
Stryker Corporation	7,500	2,523,750
		12,530,490
Industrials - 3.3%
Commercial Support Services - 1.2%
Waste Management, Inc.	12,000	2,496,240

Transportation & Logistics - 2.1%
Expeditors International of Washington, Inc.	8,500	946,135
Norfolk Southern Corporation	7,000	1,612,240
United Parcel Service, Inc. - Class B	12,000	1,769,760
		4,328,135
Materials - 1.6%
Chemicals - 1.6%
Ecolab, Inc.	15,000	3,392,250

Technology - 49.9%
Semiconductors - 12.3%
NVIDIA Corporation	20,000	17,280,400
QUALCOMM, Inc.	13,700	2,272,145
Texas Instruments, Inc.	35,000	6,174,700
		25,727,245
Software - 18.6%
Adobe, Inc. (a)	12,000	5,553,960
Autodesk, Inc. (a)	11,000	2,341,350
CrowdStrike Holdings, Inc. - Class A (a)	16,000	4,680,640
Intuit, Inc.	34,300	21,458,766
Microsoft Corporation	12,000	4,671,960
		38,706,676
Technology Hardware - 10.6%
Apple, Inc.	110,278	18,783,652
Motorola Solutions, Inc.	10,000	3,391,500
		22,175,152
Technology Services - 8.4%
Accenture plc - Class A	17,900	5,386,289

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.2% (Continued)	Shares	Value
Technology - 49.9% (Continued)
Technology Services - 8.4% (Continued)
Automatic Data Processing, Inc.	7,000	$ 1,693,230
Block, Inc. - Class A (a)	25,000	1,825,000
Paychex, Inc.	24,000	2,851,440
PayPal Holdings, Inc. (a)	45,000	3,056,400
Visa, Inc. - Class A	10,000	2,686,100
		17,498,459

Total Common Stocks (Cost $33,797,528)		$ 208,815,656

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Government Obligations Fund - Class Z, 5.18% (c) (Cost $562)	562	$ 562

Total Investments at Value - 100.2% (Cost $33,798,090) (d)		$ 208,816,218

Liabilities in Excess of Other Assets - (0.2%)		(399,517)

Net Assets - 100.0%		$ 208,416,701

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of April 30, 2024.
(d)	All securities are pledged as collateral for the Fund's bank line of credit.